Commitments and contingencies	12 Months Ended
Mar. 31, 2017
Commitments and contingencies

27. Commitments and contingencies

Commitments and contingent liabilities other than for off balance sheet financial instruments (see note 24) are as follows:

Capital commitments

The Bank has entered into committed capital contracts, principally for branch expansion and technology upgrades. The estimated amounts of contracts remaining to be executed on the capital account as of March 31, 2016 and March 31, 2017 aggregated Rs. 3,706.4 million and Rs. 4,010.7 million, respectively.

Contingencies

The Bank is party to various legal proceedings in the normal course of business. The Bank estimates the provision for contingencies which majorly include indirect taxes since no precedents exist which could be used as points of reference. The amount of claims against the Bank towards indirect taxes and other claims which are not acknowledged as debts as of March 31, 2017 aggregated to Rs. 7,759.1 million (previous year Rs. 6,909.6 million). The Bank does not expect the outcome of these proceedings to have a material adverse effect on the Bank’s results of operations, financial condition or cash flows. The Bank intends to vigorously defend these claims. Although the results of other legal actions cannot be predicted with certainty, it is the opinion of management, after taking appropriate legal advice, that the likelihood of these claims becoming obligations of the Bank is remote and hence the resolution of these actions will not have a material adverse effect, if any, on the Bank’s business, financial condition or results of operations.

Lease commitments

The Bank is party to operating leases for certain of its office premises, employee residences and ATMs, with a renewal at the option of the Bank. The Bank has sub-leased certain of its properties taken on lease. The rental expenses and sub-lease income is as follows:

	As of March 31,
	2015		2016		2017		2017
	(In millions)

The total minimum lease expense during the year recognized in the consolidated statement of income	Rs.	8,974.5	Rs.	10,464.6	Rs.	11,548.5	US$	178.1

The future minimum lease payments as of March 31, 2017 were as follows:

Year ending March 31,	Payments
	(In millions)
2018	Rs.	9,955.4	US$	153.5
2019		8,984.2		138.5
2020		8,511.5		131.2
2021		7,542.9		116.3
2022		6,815.6		105.1
Thereafter		31,549.1		486.5

Total	Rs.	73,358.7	US$	1,131.1

The terms of renewal and escalation clauses are those normally prevalent in similar agreements. There are no undue restrictions or onerous clauses in the agreements.

Reward points

The movement in provision for credit card and debit card reward points as of March 31, 2016 and March 31, 2017 is as follows:.

	As of March 31,
	2016		2017		2017
	(In millions)
Opening provision of reward points	Rs.	2,000.7	Rs.	3,063.6	US$	47.2
Provision made during the year		1,482.7		2,786.8		43.0
Utilization/write back of provision		(732.1)		(2,093.6)		(32.3)

Effect of change in rate of accrual of reward points		202.0		242.8		3.7
Effect of change in cost of reward points		110.3		312.8		4.9

Closing provision of reward points	Rs.	3,063.6	Rs.	4,312.4	US$	66.5